PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Mine Development
Cost	$ 5,230,643	$ 5,041,109
Accumulated Amortization	1,163,547	991,992
Net Book Value	4,067,096	4,049,117
Mining properties
Property, Plant and Mine Development
Cost	1,375,973	1,361,867
Accumulated Amortization	121,256	89,700
Net Book Value	1,254,717	1,272,167
Plant and equipment
Property, Plant and Mine Development
Cost	2,557,739	2,286,887
Accumulated Amortization	780,592	662,394
Net Book Value	1,777,147	1,624,493
Mine development costs
Property, Plant and Mine Development
Cost	1,082,728	1,038,564
Accumulated Amortization	261,699	239,898
Net Book Value	821,029	798,666
Meliadine project
Property, Plant and Mine Development
Cost	214,203	192,413
Net Book Value	214,203	192,413
La India project
Property, Plant and Mine Development
Cost		161,378
Net Book Value		$ 161,378